Selected critical accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [abstract]
Transaction costs recorded in Equity
Transaction costs recorded in Equity
Transaction costs that are directly attributable to the distribution (spin-off) of the Alcon business to the Novartis AG shareholders, and that would otherwise have been avoided, are recorded as a deduction from equity.

Non-current assets held for sale
Non-current assets held for sale or held for distribution to owners
Non-current assets are classified as assets held for sale or related to discontinued operations when their carrying amount is to be recovered principally through a sale transaction or distribution to owners and a sale or distribution to owners is considered highly probable. They are stated at the lower of carrying amount and fair value less costs to sell with any resulting impairment recognized. Assets related to discontinued operations and assets of disposal group held for sale are not depreciated or amortized.

Distribution liability
Distribution liability
The distribution liability was recorded at the date of shareholder approval for the distribution of the business assets to the shareholders. The Group has elected to measure the distribution liability at the fair value of the business assets taken as a whole to be distributed to shareholders. As a result, the distribution liability was recognized based on the fair value of the Alcon business. The distribution liability was recognized through a reduction in retained earnings. It is adjusted at each balance sheet date for changes in its estimated fair value, up to the date of the distribution to shareholders through retained earnings. Any resulting impairment of the business assets to be distributed is recognized in the consolidated income statements in “Other expense” of discontinued operations, at the date of initial recognition of the distribution liability or at subsequent dates resulting from changes of the distribution liability valuation. At the distribution settlement date, any resulting gain, which is measured as the excess amount of the distribution liability over the then carrying value of the assets of the business distributed, is recognized on the line “Gain on distribution of Alcon Inc. to Novartis AG shareholders” in the income statement of discontinued operations.

Leases
Leases
As lessee, the Group assesses whether a contract contains a lease at inception of a contract. The Group recognizes a right-of-use asset and a corresponding lease liability for all arrangements in which it is a lessee, except for leases with a term of twelve months or less (short-term leases) and low value leases. For these short-term and low value leases, the Group recognizes the lease payments as an operating expense on a straight-line basis over the term of the lease.
The lease liability is initially measured at the present value of the future lease payments as from the commencement date of the lease. The lease payments are discounted using the interest rate implicit in the lease or, if not readily determinable, the Novartis incremental borrowing rate in the respective markets.
The right-of-use assets are initially recognized on the balance sheet at cost, which comprises the amount of the initial measurement of the corresponding lease liability, adjusted for any lease payments made at or prior to the commencement date of the lease, any lease incentive received and any initial direct costs incurred by Novartis, and expected costs for obligations to dismantle and remove right-of-use assets when they are no longer used.
Right-of-use assets are depreciated on a straight-line basis from the commencement date of the lease over the shorter of the useful life of the right-of-use asset or the end of the lease term.
Right-of-use assets are assessed for impairment whenever there is an indication that the balance sheet carrying amount may not be recoverable using cash flow projections for the useful life.